Organizational Changes (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate & Investment Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	1,002.17	502	356
Private & Commercial Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	767.08	1,054	453
Asset Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	92.43	38	101
Infrastructure/Regional Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	1,138.01	451	541
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	2,999.69	2,045	1,451